Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Post-employment - former directors and executive vice presidents (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	€ 0.0	€ 0.0		€ 260.0
Provisions	13,987.0	13,225.0	[1]	14,489.0	€ 14,686.0	€ 14,459.0
Period provision for pension and similar obligations	72.0	84.0		€ 88.0
Former directors of the bank
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	6.3	13.8
Former directors of the bank | Provision for post-employment defined benefit obligations
Remuneration of key personnel
Provisions	65.7	70.2
Former executive vice presidents
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	6.5	63.0
Former executive vice presidents | Provision for post-employment defined benefit obligations
Remuneration of key personnel
Provisions	172.0	179.0
Former Members of Bank
Remuneration of key personnel
Contribution to insurance policies	0.2	0.5
Former Managing Directors
Remuneration of key personnel
Contribution to insurance policies	€ 5.5	€ 5.4

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).